Note 11 - Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(14,540)	$(18,370)	$(43,377)	$(54,666)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	30,303,093	39,024,892	28,658,215	39,013,526

Net loss per share —basic and diluted	$(0.48)	$(0.47)	$(1.51)	$(1.40)